Short-Term Debt (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Other short-term debt	$ 207	$ 77
Maximum Limit [Member]
Disclosure of detailed information about borrowings [Line Items]
Other Credit Facilities	1,180	720
Amount Utilised [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	$ 500
Bottom of range [Member] | Other Countries [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Bottom of range [Member] | South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.30%
Top of range [Member] | AUSTRALIA [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.90%
Top of range [Member] | Other Countries [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.10%
Top of range [Member] | South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	76.00%
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities		0
Unsecured revolving credit facility [Member] | Maximum Limit [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	$ 2,000	0
Unsecured revolving credit facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.30%
Uncommitted revolving demand facility [Member] | Maximum Limit [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	$ 1,000	500
Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Commercial paper authorized to issue	$ 4,500
Commercial Paper [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.80%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.20%
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.15%
Borrowings, maturity	October 1, 2022
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Borrowings, maturity	May 13, 2023
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.90%
Borrowings, maturity	November 7, 2024
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Borrowings, maturity	April 1, 2025
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.95%
Borrowings, maturity	November 7, 2025
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Borrowings, maturity	December 15, 2026
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Borrowings, maturity	April 1, 2029
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Borrowings, maturity	May 13, 2030
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Borrowings, maturity	March 15, 2035
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Borrowings, maturity	May 23, 2036
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Borrowings, maturity	December 1, 2036
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Borrowings, maturity	December 1, 2040
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Borrowings, maturity	January 15, 2041
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Borrowings, maturity	June 1, 2043
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Borrowings, maturity	January 15, 2045
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Borrowings, maturity	April 1, 2049
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Borrowings, maturity	May 13, 2050
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Borrowings, maturity	February 1, 2027
Other [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Other [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Four And A Half Billion Credit Facility Member [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	$ 4,500
Four And A Half Billion Credit Facility Member [Member] | Maximum Limit [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	4,500	$ 4,500
Non - Revolving Term Credit Facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	$ 2,000